BRIDGE NOTES PAYABLE (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest expense	$ 178,430	$ 0
Accretion	$ 426,095	$ 0